Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Detail) - USD ($)	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Amounts due from third party payment platforms	$ 17,320,817		$ 14,237,874
Others	4,636,413		1,487,550
Prepayments and Other Current Assets	$ 21,957,230	$ 15,294,999	$ 15,725,424